Fair Value Measurements - Fair Value, by Balance Sheet Grouping (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Senior Notes	$ 1,348,156
Senior Notes Due 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Senior Notes	1,300,000
Fair Value [Member] | Senior Notes Due 2019 [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Senior Notes	1,674,688
Carrying Value [Member] | Senior Notes Due 2019 [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Senior Notes	$ 1,348,156